                                                         OMB APPROVAL
                                                 OMB Number: 3235-0578
                                                 Expires: February 28, 2006
                                                 Estimated average burden
                                                 hours per response........20.00

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10569

                               Legacy Funds Group
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
           (Address of principal executive offices)            (Zip code)

              BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (614) 470-8000

Date of fiscal year end: 04/30/05

Date of reporting period: 01/31/05

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

      File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

                               Legacy Funds Group
                         The Multi-Cap Core Equity Fund
                        Schedule of Portfolio Investments
                          January 31, 2005 (Unaudited)

               Shares
                 or
              Principal       Security
               Amount        Description                                  Value
              ---------      -----------                              -------------
COMMON STOCKS (97.5%):
Consumer Discretionary  (15.3%):
                  51,000   Abercrombie & Fitch Co.                    $   2,556,120
                  76,000   Barnes & Noble, Inc. (b)                       2,485,200
                  90,000   Black & Decker Corp.                           7,416,000
                 175,900   Carnival Corp.                                10,131,840
                 280,000   Dollar General Corp.                           5,658,800
                  32,290   Gamestop Corp. (b)                               626,426
                 170,000   Liz Claiborne, Inc.                            7,129,800
                  30,300   Magna Intl., Inc. Class A                      2,294,922
                  70,000   Mohawk Industries, Inc. (b)                    6,195,700
                 130,000   Omnicom Group, Inc.                           11,035,700
                 106,500   Ross Stores, Inc.                              3,048,030
                  53,100   The Men's Wearhouse, Inc. (b)                  1,766,637
                                                                      -------------
                                                                         60,345,175
                                                                      -------------
Consumer Staples (10.7%):
                 161,000   BJ's Wholesale Club, Inc. (b)                  4,606,210
                 143,000   Colgate-Palmolive Co.                          7,513,220
                 160,000   Estee Lauder Co., Inc. Class A                 7,222,400
                 128,400   Kimberly-Clark Corp.                           8,411,484
                 124,900   PepsiCo, Inc.                                  6,707,130
                 112,000   Procter & Gamble Co.                           5,961,760
                  85,000   Sara Lee Corp.                                 1,995,800
                                                                      -------------
                                                                         42,418,004
                                                                      -------------
Energy (9.0%):
                 191,503   BP p.l.c. - ADR                               11,417,409
                 258,600   ConocoPhillips                                23,995,494
                                                                      -------------
                                                                         35,412,903
                                                                      -------------
Financial (17.0%):
                 194,000   Bank of New York Co., Inc.                     5,763,740
                 100,000   Capital One Financial Corp.                    7,828,000
                  65,000   Cincinnati Financial Corp.                     2,867,800
                  56,000   Comerica, Inc.                                 3,240,160
                 104,600   Fannie Mae                                     6,755,068
                  34,000   Fifth Third Bancorp                            1,579,980
                  25,000   Freddie Mac                                    1,632,250
                 395,000   MBNA Corp.                                    10,499,100
                  60,000   MGIC Investment Corp.                          3,834,000
                 175,000   Morgan Stanley                                 9,793,000
                  75,700   National City Corp.                            2,691,135
                  70,000   Nationwide Financial Services, Inc.            2,586,500
                 344,000   Sovereign Bancorp, Inc.                        7,822,560
                                                                      -------------
                                                                         66,893,293
                                                                      -------------
Health Care (11.5%):
                 120,000   Biomet, Inc.                                   5,097,600
                  66,000   Guidant Corp.                                  4,784,340

                 Shares
                   or
                Principal                   Security
                 Amount                    Description                       Value
                ---------  -------------------------------------------   -------------
                 249,900   Health Management Associates, Inc., Class A   $   5,517,792
                 149,200   Medtronic, Inc.                                   7,831,508
                  64,000   Merck & Company, Inc.                             1,795,200
                 150,000   Pfizer, Inc.                                      3,624,000
                 120,000   Renal Care Group, Inc. (b)                        4,579,200
                 130,000   Schering-Plough Corp.                             2,412,800
                  20,000   Waters Corp. (b)                                    981,600
                  72,000   Wellpoint, Inc. (b)                               8,748,000
                                                                            ----------
                                                                            45,372,040
                                                                            ----------
Industrials (14.9%):
                 174,400   American Power Conversion Corp.                   3,709,488
                 230,000   Cendant Corp.                                     5,416,500
                 130,300   Cintas Corp.                                      5,668,050
                 240,000   Equifax, Inc.                                     6,792,000
                 110,700   General Electric Co.                              3,999,591
                 210,000   Honeywell Intl., Inc.                             7,555,800
                  68,000   Ingersoll Rand Co., Class A                       5,057,840
                 153,800   Jacobs Engineering Group, Inc. (b)                7,811,502
                 104,800   NCI Building Systems, Inc. (b)                    3,977,160
                 135,400   Pitney Bowes, Inc.                                6,057,796
                  10,000   Teleflex, Inc.                                      507,500
                  65,500   Tyco Intl., Ltd.                                  2,367,170
                                                                            ----------
                                                                            58,920,397
                                                                            ----------
Information Technology (14.2%):
                  74,000   Applied Materials, Inc. (b)                       1,176,600
                 100,000   Certegy, Inc.                                     3,500,000
                 213,000   CIBER, Inc. (b)                                   1,793,460
                 425,000   Cisco Systems, Inc. (b)                           7,667,000
                  74,000   Dell Inc. (b)                                     3,090,240
                  90,000   First Data Corp.                                  3,666,600
                 202,000   Intel Corp.                                       4,534,900
                  42,000   KLA-Tencor Corp. (b)                              1,942,500
                  57,000   Lexmark Intl., Inc. (b)                           4,750,950
                 212,000   Microsoft Corp.                                   5,571,360
                  72,000   Novellus Systems (b)                              1,882,800
                 240,000   Oracle Corp. (b)                                  3,304,800
                  55,000   SanDisk Corp. (b)                                 1,358,500
                  44,500   Scientific-Atlanta, Inc.                          1,348,795
                  90,000   Semtech Corp. (b)                                 1,654,200
                  52,000   Silicon Laboratories (b)                          1,773,200
                  88,700   Tech Data Corp. (b)                               3,728,061
                  56,000   Texas Instruments, Inc.                           1,299,760
                 145,000   Vishay Intertechnology, Inc. (b)                  1,895,150
                                                                            ----------
                                                                            55,938,876
                                                                            ----------
Materials (2.3%):
                 152,000   Engelhard Corp.                                   4,567,600
                  95,000   Ferro Corp.                                       1,883,850
                   3,890   Neenah Paper, Inc. (b)                              124,052
                  40,000   Sigma-Aldrich Corp.                               2,514,000
                                                                            ----------
                                                                             9,089,502
                                                                            ----------
Technology (1.1%):
                  75,800   CDW Corp.                                         4,434,300
                                                                            ----------
Telecom Services (1.4%):
                 155,000   SBC Communications, Inc.                          3,682,800
                  55,000   Verizon Communications, Inc.                      1,957,450
                                                                            ----------
                                                                             5,640,250
                                                                            ----------

                 Shares
                   or
               Principal               Security
                 Amount               Description                         Value
               ---------   ---------------------------------           ------------
Utilities (0.1%):
                   9,200   American Electric Power Co., Inc.           $    324,300
                                                                       ------------
Total Common Stocks                                                     384,789,040
                                                                       ------------
WARRANT (0.0%):
Telephone and telegraph apparatus (0.0%):
                  23,862   Lucent Technologies, Inc.                         27,799
                                                                       ------------
Total Warrant                                                                27,799
                                                                       ------------
INVESTMENT COMPANIES (2.1%):
               6,895,000   Legacy Federal Money Fund                      6,895,000
               1,490,000   Munder Institutional Money Market Fund         1,490,000
                                                                       ------------
Total Investment Companies                                                8,385,000
                                                                       ------------
REPURCHASE AGREEMENT (0.4%):
              $1,493,062   Government Agency Repurchase Agreement,
                           2.33% (Dated 1/31/05, Collateralized by
                           various U.S. Government securities)         $  1,493,062
                                                                       ------------

Total Repurchase Agreement                                                1,493,062
                                                                       ------------
Total (Cost $253,982,923) (a)                                          $394,694,901
                                                                       ============

-------------------
      Percentages indicated are based on net assets of $394,724,698.

      (a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation of securities as follows:

Unrealized appreciation                $ 143,897,740
Unrealized depreciation                   (3,185,762)
                                       -------------
Net unrealized appreciation            $ 140,711,978
                                       =============

      Aggregate cost for federal income tax purposes is substantially the same.

      (b) Represents non-income producing securities.

      ADR - American Depository Receipt

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

                               LEGACY FUNDS GROUP
                             THE FEDERAL MONEY FUND
                        Schedule of Portfolio Investments
                          January 31, 2005 (Unaudited)

               SHARES
                 OR
              PRINCIPAL       SECURITY
               AMOUNT        DESCRIPTION                         VALUE
              ---------      -----------                     -------------
U.S. GOVERNMENT AGENCY SECURITIES (75.3%):
Federal Farm Credit Bank (20.5%):
              $2,000,000   2.19%, 2/1/05 **                  $   2,000,000
               1,575,000   3.88%, 2/1/05                         1,575,000
               2,000,000   2.20%, 2/3/05 **                      1,999,756
                 900,000   5.75%, 2/9/05                           900,656
               1,000,000   2.15%, 2/15/05 **                       999,168
               1,500,000   2.31%, 2/20/05 *                      1,499,717
               1,000,000   2.42%, 3/1/05 *                       1,000,458
                 650,000   2.43%, 3/30/05 **                       647,509
                 660,000   2.42%, 4/15/05 **                       656,788
               1,000,000   2.54%, 4/19/05 **                       994,610
                 750,000   2.22%, 5/11/05 **                       745,483
               2,250,000   2.46%, 6/23/05                        2,250,012
                 695,000   2.30%, 7/21/05 **                       687,583
                                                             -------------
                                                                15,956,740
                                                             -------------
Federal Home Loan Bank (47.7%):
               2,000,000   2.25%, 2/1/05 **                      2,000,000
               5,175,000   2.28%, 2/2/05 **                      5,174,659
               4,786,000   2.20%, 2/4/05 **                      4,785,113
               1,900,000   2.27%, 2/9/05 **                      1,899,038
               1,000,000   2.30%, 2/10/05 **                       999,425
               2,600,000   2.29%, 2/11/05 **                     2,598,332
                 750,000   4.38%, 2/15/05                          750,576
               2,000,000   2.31%, 2/16/05 **                     1,998,073
               1,000,000   2.41%, 2/16/05 *                        999,865
               2,000,000   2.32%, 2/18/05 **                     1,997,809
               1,000,000   2.31%, 2/23/05 **                       998,588
               1,000,000   2.49%, 2/26/05 *                        999,941
                 900,000   2.36%, 3/4/05 **                        898,179
               1,310,000   2.40%, 3/11/05 **                     1,306,695
                 600,000   2.43%, 3/14/05 **                       598,348
               1,500,000   2.40%, 3/15/05 *                      1,500,000
               1,280,000   2.44%, 3/28/05 **                     1,275,230
               1,000,000   1.40%, 4/1/05                           999,924
                 750,000   2.52%, 4/13/05 **                       746,290
               1,000,000   1.63%, 4/15/05                          998,257
                 750,000   2.56%, 4/20/05 **                       745,873
               1,000,000   2.58%, 4/27/05 **                       993,946
               1,000,000   7.25%, 5/13/05                        1,014,400
                 865,000   3.25%, 8/15/05                          866,852
                                                             -------------
                                                                37,145,413
                                                             -------------
Federal Home Loan Mortgage Corporation (2.6%):
               2,000,000   2.18%, 2/2/05 **                      1,999,879
                                                             -------------
Sallie Mae (1.3%):
               1,000,000   2.00%, 3/15/05                        1,000,180
                                                             -------------
Tennessee Valley Authority  (3.2%):

                Shares
                  or
              Principal                Security
                Amount                Description                   Value
              ----------   ---------------------------------    ------------
              $1,000,000   2.34%, 3/17/05 **                    $    997,152
               1,500,000   6.38%, 6/15/05                          1,520,834
                                                                ------------
                                                                   2,517,986
Total U.S. Government Agency Securities                           58,620,198
                                                                ------------
MASTER DEMAND NOTES  (24.5%):
Federal Home Loan Bank  (24.5%):
              19,100,000   2.24%, 2/12/05 *                       19,100,000
                                                                ------------
Total Master Demand Notes                                         19,100,000
                                                                ------------
INVESTMENT COMPANY  (0.2%):
                 116,741   Goldman Federal Money Market Fund         116,741
                                                                ------------
Total Investment Company                                             116,741
                                                                ------------
TOTAL (COST $77,836,939)                                        $ 77,836,939
                                                                ============

------------
Percentages indicated are based on net assets of $77,870,700.

* Variable rate securities. The interest rates on these securities are adjusted periodically to reflect the current interest rates. The rate presented represents the rate that was in effect on January 31, 2005.

** Discount Note securities. The rate reflected on the Schedule of Portfolio
   Investments is the effective rate of the security.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

                               LEGACY FUNDS GROUP
                               THE CORE BOND FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          JANUARY 31, 2005 (UNAUDITED)

               SHARES
                 OR
              PRINCIPAL       SECURITY
               AMOUNT        DESCRIPTION                                                 VALUE
              ---------      -----------                                              -----------
CORPORATE BONDS (42.7%):
Banking, Finance & Insurance  (23.7%):
              $1,000,000   American International Group, Inc., 4.25%, 5/15/13         $   975,964
               1,500,000   Bank of America Corp., 4.75%, 8/15/13                        1,514,343
               2,000,000   Bank of New York Co., Inc., 3.63%, 1/15/09                   1,970,232
                 818,000   Bank One Corp., 7.63%, 8/1/05                                  836,965
               1,000,000   Bank One Corp., 6.00%, 2/17/09                               1,065,552
               1,000,000   BankAmerica Corp., 7.13%, 3/1/09                             1,111,274
                 500,000   Capital One Bank, 4.25%, 12/1/08                               500,972
               1,000,000   Caterpillar Finance, 3.45%, 1/15/09                            979,764
               1,000,000   Caterpillar Financial Services Corp., 3.63%, 11/15/07          995,227
                 250,000   Caterpillar Financial Services Corp., 5.95%, 5/1/06            257,676
               1,818,000   CitiGroup, Inc., 5.75%, 5/10/06                              1,869,897
               1,000,000   CitiGroup, Inc., 5.50%, 8/9/06                               1,029,802
               2,000,000   CitiGroup, Inc., 3.88%, 11/3/08                              1,984,090
               1,000,000   CitiGroup, Inc., 3.63%, 2/9/09                                 987,762
               1,000,000   CitiGroup, Inc., 4.75%, 12/15/10                             1,022,203
               1,819,000   Credit Suisse USA, Inc., 5.88%, 8/1/06                       1,882,449
                 909,000   DaimlerChrysler NA Holding, 7.75%, 6/15/05                     924,860
               1,000,000   Fifth Third Bank, 2.70%, 1/30/07                               981,390
               2,000,000   Fifth Third Bank, 3.38%, 8/15/08                             1,962,322
                 818,000   FleetBoston Financial Corp., 7.25%, 9/15/05                    838,651
               2,478,000   Ford Motor Credit Co., 7.60%, 8/1/05                         2,525,304
                 909,000   General Electric Capital Corp., 7.50%, 5/15/05                 921,069
                 500,000   General Electric Capital Corp., 2.88%, 9/15/06                 492,059
               1,000,000   General Electric Capital Corp., 4.63%, 9/15/09               1,022,672
               2,000,000   General Electric Capital Corp., 5.88%, 2/15/12               2,162,647
                 500,000   General Electric Capital Corp., 4.00%, 12/15/13                462,802
               1,977,000   General Motors Acceptance Corp., 7.50%, 7/15/05              2,009,873
               1,159,000   General Motors Acceptance Corp., 8.75%, 7/15/05              1,186,095
               1,000,000   General Motors Acceptance Corp., 6.13%, 9/15/06              1,016,366
               1,000,000   General Motors Acceptance Corp., 5.63%, 5/15/09                977,692
               1,000,000   Goldman Sachs Group, Inc., 4.13%, 1/15/08                    1,008,699
               2,000,000   Goldman Sachs Group, Inc., 5.70%, 9/1/12                     2,125,519
               1,000,000   Goldman Sachs Group, Inc., 4.75%, 7/15/13                      996,667
               1,000,000   Huntington National Bank, 4.90%, 1/15/14                       996,647
               1,000,000   International Lease Finance Corp., 4.50%, 5/1/08             1,008,366
               1,000,000   John Deere Capital Corp., 3.75%, 1/13/09                       990,228
               1,000,000   JP Morgan Chase & Co., 5.25%, 5/30/07                        1,034,570
                 500,000   Morgan Stanley, 5.30%, 3/1/13                                  518,375
               1,150,000   Morgan Stanley Dean Witter, 6.60%, 4/1/12                    1,284,422
               1,000,000   SLM Corp., 4.00%, 1/15/09                                      998,667
               1,159,000   Spear Leeds & Kellogg LP, 8.25%, 8/15/05                     1,191,048
                 909,000   Sunamerica, Inc., 7.34%, 8/30/05                               930,611
                 818,000   Wachovia Corp., 6.80%, 6/1/05                                  828,110
               1,160,000   Washington Mutual Financial, 8.25%, 6/15/05                  1,182,577

                Shares
                  or
              Principal                     Security
                Amount                     Description                                  Value
             -----------   -------------------------------------------                -----------
             $ 1,000,000   Wells Fargo Co., 3.50%, 4/4/08                             $   996,299
                                                                                      -----------
                                                                                       52,558,779
                                                                                      -----------
Computer Services (1.2%):
                 909,000   Computer Sciences Corp., 7.50%, 8/8/05                         927,255
               1,818,000   Hewlett-Packard Co., 7.15%, 6/15/05                          1,845,914
                                                                                      -----------
                                                                                        2,773,169
                                                                                      -----------
Energy (0.7%):
                 500,000   Tennessee Valley Authority, 5.38%, 11/13/08                    526,918
                 909,000   Wisconsin Power & Light Co., 7.60%, 7/1/05                     925,342
                                                                                      -----------
                                                                                        1,452,260
                                                                                      -----------
Food & Beverages (1.3%):
                 909,000   McDonald's Corp., 5.95%, 1/15/08                               958,265
               1,000,000   Pepsico, Inc., 3.20%, 5/15/07                                  991,401
               1,000,000   Tyson Foods, Inc., 6.75%, 6/1/05                             1,011,764
                                                                                      -----------
                                                                                        2,961,430
                                                                                      -----------
Health Care (0.6%):
               1,318,000   McKesson Corp., 6.30%, 3/1/05                                1,320,462
                                                                                        ---------
Industrial Goods & Services (3.5%):
                 100,000   Alcan, Inc., 5.20%, 1/15/14                                    103,174
                 909,000   Allied-Signal, Inc., 6.13%, 7/1/05                             919,773
               1,160,000   Boeing Co., 8.10%, 11/15/06                                  1,240,246
                 409,000   Cargill, Inc., 6.25%, 5/1/06                                   422,928
                 500,000   Cargill, Inc., 6.60%, 7/30/07                                  532,257
                 910,000   Dover Corp., 6.45%, 11/15/05                                   930,552
               1,000,000   Dow Chemical, 5.75%, 11/15/09                                1,066,467
               1,000,000   Ingersoll-Rand Co., 6.25%, 5/15/06                           1,033,674
                 500,000   Weyerhaeuser Co., 6.75%, 3/15/12                               566,832
               1,000,000   Worthington Industries, Inc., 7.13%, 5/15/06                 1,038,152
                                                                                      -----------
                                                                                        7,854,055
                                                                                      -----------
Multimedia (0.2%):
                 500,000   Walt Disney Co., 5.80%, 10/27/08                               529,288
                                                                                      -----------
Newspapers (0.4%):
                 909,000   Tribune Co., 6.68%, 6/8/05                                     918,051
                                                                                      -----------
Personal Care (2.8%):
               2,000,000   American Home Products, 6.95%, 3/15/11                       2,244,002
                 500,000   Avon Products, Inc., 6.55%, 8/1/07                             533,292
               1,000,000   Clorox Co., 4.20%, 1/15/10 *                                 1,001,664
               1,000,000   Procter & Gamble Co., 3.50%, 12/15/08                          990,846
                 464,000   Procter & Gamble Co., 6.88%, 9/15/09                           519,992
               1,000,000   Procter & Gamble Co., 4.95%, 8/15/14                         1,026,333
                                                                                      -----------
                                                                                        6,316,129
                                                                                      -----------
Pharmaceuticals (2.1%):
               1,818,000   Abbott Laboratories, 5.63%, 7/1/06                           1,870,191
                 500,000   Abbott Laboratories, 4.35%, 3/15/14                            492,950
                 909,000   Eli Lilly & Co., 5.50%, 7/15/06                                935,578
                 250,000   GlaxoSmithKline Capital, 2.38%, 4/16/07                        244,079
               1,000,000   Wyeth, 5.50%, 2/1/14                                         1,041,744
                                                                                      -----------
                                                                                        4,584,542
                                                                                      -----------
Rental Auto/Equipment (0.5%):
               1,159,000   Hertz Corp., 8.25%, 6/1/05                                   1,173,999
                                                                                      -----------
Retail (1.9%):
               1,159,000   May Department Stores, 6.88%, 11/1/05                        1,187,930
               2,000,000   Target Corp., 5.40%, 10/1/08                                 2,105,050
               1,000,000   Wal-Mart Stores, Inc., 4.13%, 2/15/11                        1,000,508
                                                                                      -----------
                                                                                        4,293,488
                                                                                      -----------
Telecommunications  (3.8%):

                Shares
                  or
              Principal                     Security
                Amount                     Description                                   Value
             -----------   ---------------------------------------------              -----------
             $   500,000   Alltel Corp., 6.75%, 9/15/05                               $   510,866
                 909,000   Bellsouth Telecommunications, 5.00%, 10/15/06                  929,605
               1,000,000   Comcast Corp., 5.30%, 1/15/14                                1,031,306
               1,160,000   Deutsche Telekom Intl., 8.25%, 6/15/05                       1,181,302
                 500,000   New York Telephone Co., 6.00%, 4/15/08                         525,947
                 500,000   SBC Communications, Inc., 4.13%, 9/15/09                       496,434
               1,000,000   SBC Communications, Inc., 5.10%, 9/15/14                     1,007,201
               1,159,000   Verizon Global Funding Corp., 6.75%, 12/1/05                 1,191,989
                 500,000   Viacom, 6.40%, 1/30/06                                         514,770
                 909,000   Vodafone Group PLC, 7.63%, 2/15/05                             910,503
                                                                                      -----------
                                                                                        8,299,923
                                                                                      -----------
Total Corporate Bonds                                                                  95,035,575
                                                                                      -----------
U.S. TREASURY OBLIGATIONS  (14.8%):
               7,000,000   7.00%, 7/15/06                                               7,381,717
               2,500,000   4.75%, 11/15/08                                              2,607,130
               2,500,000   5.50%, 5/15/09                                               2,690,528
               6,000,000   5.75%, 8/15/10                                               6,592,968
               5,000,000   5.00%, 2/15/11                                               5,316,015
               3,000,000   5.00%, 8/15/11                                               3,191,601
               3,000,000   4.38%, 8/15/12                                               3,078,282
               2,000,000   4.75%, 5/15/14                                               2,096,016
                                                                                      -----------
Total U.S. Treasury Obligations                                                        32,954,257
                                                                                      -----------
U.S. GOVERNMENT AGENCY SECURITIES (35.7%):
Fannie Mae (14.7%):
               4,000,000   2.25%, 5/15/06                                               3,948,136
               1,000,000   2.75%, 10/27/06                                                989,001
               1,000,000   3.25%, 1/15/08                                                 987,802
               6,000,000   2.50%, 6/15/08                                               5,761,290
               3,000,000   4.00%, 9/2/08                                                3,000,525
               4,000,000   5.25%, 1/15/09                                               4,201,632
               1,000,000   3.75%, 4/16/09                                                 991,060
               1,000,000   3.55%, 6/17/10                                                 970,389
               5,000,000   5.38%, 11/15/11                                              5,323,345
               3,000,000   5.25%, 8/1/12                                                3,129,291
               3,500,000   4.63%, 5/1/13                                                3,503,994
                                                                                      -----------
                                                                                       32,806,465
                                                                                      -----------
Federal Home Loan Bank  (17.2%):
               6,275,000   6.88%, 8/15/05                                               6,411,330
               2,000,000   6.50%, 11/15/05                                              2,053,140
               1,000,000   2.38%, 2/15/06                                                 991,112
               5,275,000   6.38%, 8/15/06                                               5,511,546
               1,000,000   3.75%, 8/15/07                                               1,003,651
               4,000,000   6.75%, 8/15/07                                               4,303,256
               2,635,000   5.88%, 11/15/07                                              2,788,731
               1,000,000   3.38%, 2/15/08                                                 989,963
               1,000,000   5.80%, 9/2/08                                                1,064,565
                 600,000   5.87%, 9/2/08                                                  642,109
               1,000,000   3.00%, 2/27/09                                                 995,227
               1,000,000   5.89%, 3/30/09                                               1,077,999
               2,000,000   3.00%, 4/29/09                                               1,985,884
               3,000,000   4.25%, 11/13/09                                              3,030,786
               1,000,000   3.50%, 7/29/11                                                 991,279
               4,320,000   4.88%, 11/15/11                                              4,460,927
                                                                                      -----------
                                                                                       38,301,505
                                                                                      -----------

                Shares
                  or
              Principal                     Security
                Amount                     Description                                   Value
             -----------   --------------------------------------                     -------------
Freddie Mac  (3.8%):
             $ 1,000,000   6.01%, 12/8/05                                             $   1,024,190
               1,000,000   7.10%, 4/10/07                                                 1,075,381
               1,000,000   3.00%, 1/23/08                                                   981,328
               2,000,000   2.25%, 6/20/11                                                 1,960,240
               2,318,000   5.50%, 9/15/11                                                 2,486,278
               1,000,000   4.50%, 9/19/13                                                 1,013,537
                                                                                      -------------
                                                                                          8,540,954
                                                                                      -------------
Total U.S. Government Agency Securities                                                  79,648,924
                                                                                      -------------
INVESTMENT COMPANIES  (4.6%):
               7,635,000   Legacy Federal Money Fund                                      7,635,000
               2,715,000   Munder Institutional Money Market Fund                         2,715,000
                                                                                      -------------
Total Investment Companies                                                               10,350,000
                                                                                      -------------
REPURCHASE AGREEMENT  (1.2%):
               2,713,812   Government Agency Repurchase Agreement, 2.33%, (Dated
                           1/31/05, Collateralized by various U.S.
                           Government securities)                                         2,713,812
                                                                                      -------------
Total Repurchase Agreement                                                                2,713,812
                                                                                      -------------
TOTAL (COST $218,043,631) (a)                                                         $ 220,702,568
                                                                                      =============

------------

      Percentages indicated are based on net assets of $222,907,542.

      * Represents a restricted security purchased under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the board of trustees.

      (a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation of securities as follows income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation                          $  3,778,112
Unrealized depreciation                            (1,119,175)
                                                 ------------
Net unrealized appreciation                      $  2,658,937
                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

                               LEGACY FUNDS GROUP

                  NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                                JANUARY 31, 2005
                                  (UNAUDITED)

SECURITIES VALUATION:

Investments of The Federal Money Fund are valued in accordance with Rule 2a-7 of the 1940 Act at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investments in common stocks, commercial paper, corporate bonds, municipal bonds, U.S. Government securities, and U.S. Government agency securities of The Multi-Cap Core Equity Fund and The Core Bond Fund are valued at their market values determined on the latest bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Debt instruments with maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that this does not result in a fair value. The Multi-Cap Core Equity Fund and The Core Bond Fund may also use an independent pricing service approved by the Board of Trustees to value certain securities. Such prices reflect market values which may be established through the use of electronic and matrix techniques. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

SECURITY TRANSACTIONS:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS AND DELAYED DELIVERY BASIS:

Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund's segregates cash and marketable securities equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis or delayed delivery basis do not earn income until the settlement date. The Funds held no when-issued securities as of January 31, 2005.

REPURCHASE AGREEMENTS:

Each Fund may acquire securities from financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which the respective investment adviser deems creditworthy, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund's custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. All repurchase agreements are fully collateralized by U.S. Treasury and U.S. Government securities.

VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES:

                                   Continued

                               LEGACY FUNDS GROUP

                                JANUARY 31, 2005
                                  (UNAUDITED)

The Funds may, from time to time, purchase variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(a) ARE ATTACHED HERETO.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Legacy Funds Group

By (Signature and Title)* /s/ Trent Statczar Trent Statczar, Treasurer
                          ------------------
Date March 31, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Trent Statczar Trent Statczar, Treasurer
                          ------------------
Date March 31, 2005

By (Signature and Title)* /s/ Walter B. Grimm  Walter B. Grimm, President
                          -------------------
Date March 31, 2005

* Print the name and title of each signing officer under his or her signature.